Distribution Date:	02/17/23	CSAIL 2019-C15 Commercial Mortgage Trust
Determination Date:	02/13/23
Next Distribution Date:	03/17/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2019-C15

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Authorized Signatory - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	3650 REIT Loan Servicing LLC, a Delaware limited liability
			company
Mortgage Loan Detail (Part 1)	13-14		General Contact	(305) 901-1000
Mortgage Loan Detail (Part 2)	15-16		2977 McFarlane Road,, Suite 300, | Miami , FL 33133 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	22945DAA1	2.987700%	11,856,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	22945DAC7	3.450500%	64,072,000.00	56,074,369.93	300,206.04	161,237.18	0.00	0.00	461,443.22	55,774,163.89	30.75%	30.00%
A-3	22945DAE3	3.779200%	133,800,000.00	133,800,000.00	0.00	421,380.80	0.00	0.00	421,380.80	133,800,000.00	30.75%	30.00%
A-4	22945DAG8	4.052900%	345,226,000.00	345,226,000.00	0.00	1,165,972.05	0.00	0.00	1,165,972.05	345,226,000.00	30.75%	30.00%
A-SB	22945DAJ2	3.902600%	25,521,000.00	25,521,000.00	0.00	82,998.55	0.00	0.00	82,998.55	25,521,000.00	30.75%	30.00%
A-S	22945DAQ6	4.254300%	62,194,000.00	62,194,000.00	0.00	220,493.28	0.00	0.00	220,493.28	62,194,000.00	23.06%	22.50%
B	22945DAS2	4.475700%	37,316,000.00	37,316,000.00	0.00	139,179.35	0.00	0.00	139,179.35	37,316,000.00	18.45%	18.00%
C	22945DAU7	4.984776%	39,390,000.00	39,390,000.00	0.00	163,625.26	0.00	0.00	163,625.26	39,390,000.00	13.58%	13.25%
D	22945DAY9	3.000000%	26,536,000.00	26,536,000.00	0.00	66,340.00	0.00	0.00	66,340.00	26,536,000.00	10.30%	10.05%
E-RR	22945DBB8	4.984776%	19,073,000.00	19,073,000.00	0.00	79,228.85	0.00	0.00	79,228.85	19,073,000.00	7.94%	7.75%
F-RR	22945DBD4	4.984776%	20,731,000.00	20,731,000.00	0.00	86,116.15	0.00	0.00	86,116.15	20,731,000.00	5.38%	5.25%
G-RR	22945DBF9	4.984776%	9,329,000.00	9,329,000.00	0.00	38,752.48	0.00	0.00	38,752.48	9,329,000.00	4.23%	4.13%
NR-RR*	22945DBH5	4.984776%	34,207,166.00	34,207,166.00	0.00	160,895.29	0.00	0.00	160,895.29	34,207,166.00	0.00%	0.00%
R	22945DBJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			829,251,166.00	809,397,535.93	300,206.04	2,786,219.24	0.00	0.00	3,086,425.28	809,097,329.89

X-A	22945DAL7	1.030958%	642,669,000.00	622,815,369.93	0.00	535,080.50	0.00	0.00	535,080.50	622,515,163.89
X-B	22945DAN3	0.247655%	76,706,000.00	76,706,000.00	0.00	15,830.55	0.00	0.00	15,830.55	76,706,000.00
X-D	22945DAW3	1.984776%	26,536,000.00	26,536,000.00	0.00	43,890.00	0.00	0.00	43,890.00	26,536,000.00
Notional SubTotal			745,911,000.00	726,057,369.93	0.00	594,801.05	0.00	0.00	594,801.05	725,757,163.89

Deal Distribution Total					300,206.04	3,381,020.29	0.00	0.00	3,681,226.33

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	22945DAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	22945DAC7	875.17745552	4.68544825	2.51649988	0.00000000	0.00000000	0.00000000	0.00000000	7.20194812	870.49200727
A-3	22945DAE3	1,000.00000000	0.00000000	3.14933333	0.00000000	0.00000000	0.00000000	0.00000000	3.14933333	1,000.00000000
A-4	22945DAG8	1,000.00000000	0.00000000	3.37741668	0.00000000	0.00000000	0.00000000	0.00000000	3.37741668	1,000.00000000
A-SB	22945DAJ2	1,000.00000000	0.00000000	3.25216684	0.00000000	0.00000000	0.00000000	0.00000000	3.25216684	1,000.00000000
A-S	22945DAQ6	1,000.00000000	0.00000000	3.54525002	0.00000000	0.00000000	0.00000000	0.00000000	3.54525002	1,000.00000000
B	22945DAS2	1,000.00000000	0.00000000	3.72974997	0.00000000	0.00000000	0.00000000	0.00000000	3.72974997	1,000.00000000
C	22945DAU7	1,000.00000000	0.00000000	4.15397969	0.00000000	0.00000000	0.00000000	0.00000000	4.15397969	1,000.00000000
D	22945DAY9	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	22945DBB8	1,000.00000000	0.00000000	4.15397945	0.00000000	0.00000000	0.00000000	0.00000000	4.15397945	1,000.00000000
F-RR	22945DBD4	1,000.00000000	0.00000000	4.15397955	0.00000000	0.00000000	0.00000000	0.00000000	4.15397955	1,000.00000000
G-RR	22945DBF9	1,000.00000000	0.00000000	4.15398006	0.00000000	0.00000000	0.00000000	0.00000000	4.15398006	1,000.00000000
NR-RR	22945DBH5	1,000.00000000	0.00000000	4.70355510	(0.54957549)	13.89237243	0.00000000	0.00000000	4.70355510	1,000.00000000
R	22945DBJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	22945DAL7	969.10753425	0.00000000	0.83259112	0.00000000	0.00000000	0.00000000	0.00000000	0.83259112	968.64041037
X-B	22945DAN3	1,000.00000000	0.00000000	0.20637955	0.00000000	0.00000000	0.00000000	0.00000000	0.20637955	1,000.00000000
X-D	22945DAW3	1,000.00000000	0.00000000	1.65397950	0.00000000	0.00000000	0.00000000	0.00000000	1.65397950	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	01/01/23 - 01/30/23	30	0.00	161,237.18	0.00	161,237.18	0.00	0.00	0.00	161,237.18	0.00
A-3	01/01/23 - 01/30/23	30	0.00	421,380.80	0.00	421,380.80	0.00	0.00	0.00	421,380.80	0.00
A-4	01/01/23 - 01/30/23	30	0.00	1,165,972.05	0.00	1,165,972.05	0.00	0.00	0.00	1,165,972.05	0.00
A-SB	01/01/23 - 01/30/23	30	0.00	82,998.55	0.00	82,998.55	0.00	0.00	0.00	82,998.55	0.00
X-A	01/01/23 - 01/30/23	30	0.00	535,080.50	0.00	535,080.50	0.00	0.00	0.00	535,080.50	0.00
X-B	01/01/23 - 01/30/23	30	0.00	15,830.55	0.00	15,830.55	0.00	0.00	0.00	15,830.55	0.00
X-D	01/01/23 - 01/30/23	30	0.00	43,890.00	0.00	43,890.00	0.00	0.00	0.00	43,890.00	0.00
A-S	01/01/23 - 01/30/23	30	0.00	220,493.28	0.00	220,493.28	0.00	0.00	0.00	220,493.28	0.00
B	01/01/23 - 01/30/23	30	0.00	139,179.35	0.00	139,179.35	0.00	0.00	0.00	139,179.35	0.00
C	01/01/23 - 01/30/23	30	0.00	163,625.26	0.00	163,625.26	0.00	0.00	0.00	163,625.26	0.00
D	01/01/23 - 01/30/23	30	0.00	66,340.00	0.00	66,340.00	0.00	0.00	0.00	66,340.00	0.00
E-RR	01/01/23 - 01/30/23	30	0.00	79,228.85	0.00	79,228.85	0.00	0.00	0.00	79,228.85	0.00
F-RR	01/01/23 - 01/30/23	30	0.00	86,116.15	0.00	86,116.15	0.00	0.00	0.00	86,116.15	0.00
G-RR	01/01/23 - 01/30/23	30	0.00	38,752.48	0.00	38,752.48	0.00	0.00	0.00	38,752.48	0.00
NR-RR	01/01/23 - 01/30/23	30	491,974.46	142,095.87	0.00	142,095.87	(18,799.42)	0.00	0.00	160,895.29	475,218.69
Totals			491,974.46	3,362,220.87	0.00	3,362,220.87	(18,799.42)	0.00	0.00	3,381,020.29	475,218.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,681,226.33
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,492,466.02	Master Servicing Fee	10,281.28
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,924.34
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	348.49
ARD Interest	0.00	Operating Advisor Fee	1,366.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	250.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,492,466.02	Total Fees	18,171.11

Principal		Expenses/Reimbursements
Scheduled Principal	300,206.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(27,358.43)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,559.03
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	300,206.04	Total Expenses/Reimbursements	(18,799.40)

		Interest Reserve Deposit	112,074.03

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,381,020.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	300,206.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,681,226.33
Total Funds Collected	3,792,672.06	Total Funds Distributed	3,792,672.07

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	809,397,536.79	809,397,536.79	Beginning Certificate Balance	809,397,535.93
(-) Scheduled Principal Collections	300,206.04	300,206.04	(-) Principal Distributions	300,206.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	809,097,330.75	809,097,330.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	809,426,760.29	809,426,760.29	Ending Certificate Balance	809,097,329.89
Ending Actual Collateral Balance	809,097,330.75	809,097,330.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.86)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.86)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP
$9,999,999.99 and less		12	78,646,052.75	9.72%	68	5.0145	2.060569	1.24 or less	4	110,705,715.46	13.68%	71	5.2230	0.915140
$10,000,000 to $19,999,999		11	160,068,006.28	19.78%	68	5.1005	1.735230	1.25 to 1.49	11	170,989,241.95	21.13%	70	5.0014	1.342499
$20,000,000 to $29,999,999		10	232,133,271.72	28.69%	69	5.0317	1.644724	1.5 to 1.74	10	229,926,188.06	28.42%	69	5.0173	1.618638
	$30,000,000 to							1.75 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
		4	167,500,000.00	20.70%	69	4.9402	2.159463
	$49,999,999.99							2.0 to 2.49	10	221,978,831.07	27.44%	56	4.8403	2.292563
	$50,000,000 or more	3	166,250,000.00	20.55%	54	4.9597	1.634812	2.5 or more	5	70,997,354.21	8.77%	69	5.2029	3.425076
	Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436	Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	4,500,000.00	0.56%	67	5.1950	NAP	Washington	1	25,486,386.89	3.15%	67	5.0600	1.320000
Arizona	2	27,673,176.50	3.42%	38	4.7517	1.919956	Wisconsin	2	3,958,460.00	0.49%	69	4.5500	2.020000
Arkansas	1	2,193,281.16	0.27%	71	5.1400	2.960000	Totals	75	809,097,330.75	100.00%	66	5.0108	1.805436
California	6	104,550,000.00	12.92%	68	5.0092	2.750201
									Property Type³
Connecticut	1	7,661,259.33	0.95%	14	4.8000	2.360000
Florida	6	155,898,185.46	19.27%	70	4.9873	1.643174		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	5	13,541,480.33	1.67%	53	4.9520	2.435472		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	9	55,036,159.35	6.80%	64	4.7465	1.581663	Defeased	2	4,500,000.00	0.56%	67	5.1950	NAP
Indiana	1	3,379,114.02	0.42%	56	4.7870	1.300000	Industrial	1	24,111,482.87	2.98%	67	5.3200	1.700000
Iowa	1	3,509,370.00	0.43%	69	4.5500	2.020000	Lodging	14	192,998,097.87	23.85%	70	5.2975	2.231580
Michigan	1	24,111,482.87	2.98%	67	5.3200	1.700000	Mixed Use	3	115,486,386.89	14.27%	70	4.9335	1.382345
Missouri	2	39,407,887.19	4.87%	61	4.9674	1.611463	Multi-Family	5	62,850,520.59	7.77%	65	4.8120	1.877308
Nebraska	1	23,500,000.00	2.90%	69	5.2100	1.600000	Office	10	190,601,598.50	23.56%	70	4.8522	1.671642
Nevada	1	22,929,836.85	2.83%	69	5.4150	1.390000	Retail	40	218,549,243.97	27.01%	56	4.9560	1.771562
New Jersey	1	2,596,755.60	0.32%	14	4.8000	2.360000	Totals	75	809,097,330.75	100.00%	66	5.0108	1.805436
New Mexico	1	2,039,324.00	0.25%	69	4.5500	2.020000
New York	6	115,118,802.87	14.23%	70	4.8280	1.499488
North Carolina	5	35,048,778.09	4.33%	56	5.0893	2.332630
Ohio	5	5,428,361.02	0.67%	68	4.8457	2.154227
Oregon	1	56,250,000.00	6.95%	72	5.3040	0.910000
Pennsylvania	3	1,923,013.00	0.24%	69	4.5500	2.020000
South Carolina	2	11,556,101.23	1.43%	58	5.0468	2.870104
Tennessee	1	3,035,078.00	0.38%	69	4.5500	2.020000
Texas	6	41,261,993.59	5.10%	71	5.2899	2.122076
Virginia	2	17,503,043.34	2.16%	63	5.2740	1.618871

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP
	4.7499% or less	7	161,000,520.59	19.90%	68	4.5690	1.891207	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	231,695,311.99	28.64%	57	4.8227	1.774370	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	10	114,321,585.37	14.13%	69	5.1291	1.794069	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.4999%	9	276,243,000.21	34.14%	70	5.3264	1.834470	37 months to 48 months	4	117,101,912.59	14.47%	72	4.9921	1.217455
	5.5000% or more	2	21,336,912.59	2.64%	71	5.6275	1.295614	49 months or greater	36	687,495,418.16	84.97%	65	5.0128	1.909157
	Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436	Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP
	84 months or less	40	804,597,330.75	99.44%	66	5.0098	1.808486	Interest Only	16	380,365,000.00	47.01%	62	4.7757	1.888218
	85 months or more	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	5	48,323,870.24	5.97%	66	5.1451	2.456100
	Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436	301 to 359 months	19	375,908,460.51	46.46%	69	5.2292	1.644557
								360 months or more	0	0.00	0.00%	0	0.0000	0.000000
								Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	4,500,000.00	0.56%	67	5.1950	NAP			No outstanding loans in this group
Underwriter's Information		1	14,000,000.00	1.73%	71	5.6000	1.330000
	12 months or less	39	790,597,330.75	97.71%	66	4.9993	1.816959
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	809,097,330.75	100.00%	66	5.0108	1.805436
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30315701				Actual/360	4.770%	246,450.00	0.00	0.00	N/A	01/06/29	--	60,000,000.00	60,000,000.00	02/06/23
1A3	30315610	OF	Orlando	FL	Actual/360	4.770%	82,150.00	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	02/06/23
2	30315611	LO	Tigard	OR	Actual/360	5.304%	256,912.50	0.00	0.00	N/A	02/06/29	--	56,250,000.00	56,250,000.00	02/06/23
3	30315612	RT	Various	Various	Actual/360	4.800%	206,666.67	0.00	0.00	N/A	04/06/24	--	50,000,000.00	50,000,000.00	02/06/23
4	30315613	MU	New York	NY	Actual/360	4.530%	175,549.78	0.00	0.00	N/A	02/08/29	--	45,000,000.00	45,000,000.00	02/08/23
5	30315614	MU	North Miami	FL	Actual/360	5.265%	204,018.75	0.00	0.00	N/A	11/05/28	--	45,000,000.00	45,000,000.00	02/05/23
6	30315615	LO	Carmel Valley	CA	Actual/360	5.347%	200,289.71	0.00	0.00	N/A	10/05/28	--	43,500,000.00	43,500,000.00	02/05/23
7A1	30315539	Various Various		Various	Actual/360	4.550%	97,951.39	0.00	0.00	N/A	11/01/28	--	25,000,000.00	25,000,000.00	02/01/23
7A4	30315542				Actual/360	4.550%	39,180.56	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	02/01/23
8	30315616	MF	Brooklyn	NY	Actual/360	4.532%	132,691.39	0.00	0.00	N/A	08/05/28	--	34,000,000.00	34,000,000.00	02/05/23
9A2A2	30315473	RT	St Louis	MO	Actual/360	4.997%	86,055.50	0.00	0.00	N/A	11/01/28	--	20,000,000.00	20,000,000.00	02/01/23
9A2A4	30315475				Actual/360	4.997%	43,027.75	0.00	0.00	N/A	11/01/28	--	10,000,000.00	10,000,000.00	02/01/23
9A2A5	30315476				Actual/360	4.997%	15,149.02	0.00	0.00	N/A	11/01/28	--	3,520,755.00	3,520,755.00	02/01/23
10	30315617	LO	San Antonio	TX	Actual/360	5.350%	128,073.06	0.00	0.00	N/A	01/06/29	--	27,800,000.00	27,800,000.00	02/06/23
11A3	30315618	MU	Seattle	WA	Actual/360	5.060%	85,521.34	22,577.57	0.00	N/A	09/06/28	--	19,627,490.56	19,604,912.99	02/06/23
11A4	30315619				Actual/360	5.060%	25,656.40	6,773.27	0.00	N/A	09/06/28	--	5,888,247.23	5,881,473.96	02/06/23
12	30315620	IN	Temperance	MI	Actual/360	5.320%	110,607.20	32,703.73	0.00	N/A	09/05/28	--	24,144,186.60	24,111,482.87	02/05/23
13	30315621	OF	Rolling Meadows	IL	Actual/360	4.750%	102,256.94	0.00	0.00	N/A	09/06/28	--	25,000,000.00	25,000,000.00	02/06/23
14	30315622	OF	Culver City	CA	Actual/360	4.660%	100,319.44	0.00	0.00	N/A	01/05/29	--	25,000,000.00	25,000,000.00	02/05/23
15A2	30315272	RT	Gretna	NE	Actual/360	5.210%	67,295.83	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	02/01/23
15A4	30315274				Actual/360	5.210%	38,134.31	0.00	0.00	N/A	11/01/28	--	8,500,000.00	8,500,000.00	02/01/23
16	30315623	RT	Las Vegas	NV	Actual/360	5.415%	107,024.10	22,343.42	0.00	N/A	11/05/28	--	22,952,180.27	22,929,836.85	02/05/23
17	30315625	OF	Syracuse	NY	Actual/360	5.400%	102,967.66	24,780.60	0.00	N/A	01/05/29	--	22,143,583.47	22,118,802.87	02/05/23
18	30315626	LO	Various	Various	Actual/360	5.255%	88,167.24	34,739.02	0.00	N/A	08/05/28	--	19,483,875.01	19,449,135.99	02/05/23
19	30315627	RT	Deland	FL	Actual/360	5.109%	88,853.37	22,460.64	0.00	N/A	12/05/28	--	20,195,609.77	20,173,149.13	02/05/23
20	30315628	RT	Glendora	CA	Actual/360	4.900%	78,059.72	0.00	0.00	N/A	10/05/28	--	18,500,000.00	18,500,000.00	02/05/23
21	30315629	MF	Mesa	AZ	Actual/360	4.710%	60,315.14	20,686.15	0.00	N/A	01/05/28	--	14,871,206.74	14,850,520.59	02/05/23
22	30315630	OF	Norfolk	VA	Actual/360	5.350%	69,563.09	15,874.21	0.00	N/A	01/06/29	--	15,099,615.84	15,083,741.63	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	30315631	MF	Brooklyn	NY	Actual/360	5.600%	67,511.11	0.00	0.00	N/A	01/06/29	--	14,000,000.00	14,000,000.00	08/06/21
24	30315632	LO	Concord	NC	Actual/360	5.210%	59,149.63	17,812.40	0.00	N/A	01/05/29	--	13,184,241.46	13,166,429.06	02/05/23
25	30315633	LO	Fayetteville	NC	Actual/360	5.100%	45,828.52	22,071.05	0.00	N/A	09/05/28	--	10,435,337.07	10,413,266.02	02/05/23
27	30315635	LO	Walterboro	SC	Actual/360	5.100%	41,843.43	20,151.83	0.00	N/A	09/05/28	--	9,527,916.43	9,507,764.60	02/05/23
28	30315636	RT	Oak Lawn	IL	Actual/360	4.850%	37,135.84	11,411.81	0.00	N/A	10/05/28	--	8,891,854.78	8,880,442.97	02/05/23
29	30315637	OF	Warrenville	IL	Actual/360	4.780%	35,048.69	0.00	0.00	N/A	02/01/29	--	8,515,000.00	8,515,000.00	02/01/23
30	30315638	LO	Fort Worth	TX	Actual/360	5.680%	35,929.45	8,953.41	0.00	N/A	02/01/29	--	7,345,866.00	7,336,912.59	02/01/23
31	30315639	OF	Beverly Hills	CA	Actual/360	4.470%	27,521.54	0.00	0.00	N/A	01/05/28	--	7,150,000.00	7,150,000.00	02/05/23
32	30315640	RT	Oakland	CA	Actual/360	5.085%	28,461.88	0.00	0.00	N/A	11/05/28	--	6,500,000.00	6,500,000.00	02/05/23
33	30315641	LO	Various	Various	Actual/360	5.140%	24,724.37	11,434.95	0.00	N/A	01/05/29	--	5,586,024.56	5,574,589.61	02/05/23
34	30315642	SS	Various	Various	Actual/360	5.195%	20,130.63	0.00	0.00	N/A	09/05/28	--	4,500,000.00	4,500,000.00	02/05/23
35	30315643	RT	Jackson	CA	Actual/360	4.860%	16,321.50	0.00	0.00	N/A	01/01/29	--	3,900,000.00	3,900,000.00	02/01/23
36	30315644	RT	Greenfield	IN	Actual/360	4.787%	13,951.57	5,431.98	0.00	N/A	10/05/27	--	3,384,546.00	3,379,114.02	02/05/23
Totals							3,492,466.02	300,206.04	0.00				809,397,536.79	809,097,330.75
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	8,827,989.00	9,166,264.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
1A3	8,827,989.00	9,166,264.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	473,308.72	3,636,477.20	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	48,178,651.75	45,272,636.63	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,182,498.22	18,102,401.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,825,190.14	3,794,753.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	9,093,745.00	9,903,838.02	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	5,082,823.92	5,121,564.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7A4	5,082,823.92	5,121,564.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	25,165,184.00	27,061,196.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A2	19,236,777.00	18,706,840.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A4	19,236,777.00	18,706,840.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2A5	19,236,777.00	18,706,840.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,414,873.87	4,139,364.54	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3	8,492,926.00	8,370,408.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	8,492,926.00	8,370,408.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,224,664.59	3,271,611.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,514,130.00	4,928,972.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,159,293.85	2,957,245.86	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15A2	0.00	1,636,192.95	01/01/22	03/31/22	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	1,636,192.95	01/01/22	03/31/22	04/11/22	0.00	0.00	0.00	0.00	0.00	0.00
16	3,019,210.11	2,589,756.82	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,819,232.25	1,778,355.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,850,230.72	3,974,665.28	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,668,093.03	1,731,045.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,420,311.00	1,468,603.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,409,457.71	1,539,104.62	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,532,917.85	1,611,510.55	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	0.00	0.00	--	--	03/06/22	1,212,810.45	215,173.69	94,702.93	979,892.50	0.00	0.00
24	2,298,440.79	2,381,952.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,245,312.24	2,072,190.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,499,894.86	2,424,601.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,123,833.12	1,096,855.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,227,154.06	1,261,719.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,178,438.20	770,183.06	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	613,476.40	720,765.07	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	705,519.38	453,647.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,128,915.10	1,432,671.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	725,137.10	725,452.10	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	350,845.38	303,506.34	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	248,565,768.28	256,114,465.44				1,212,810.45	215,173.69	94,702.93	979,892.50	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/17/23	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010783%	4.984716%	66
01/18/23	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010853%	4.984782%	67
12/16/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.010924%	4.984848%	68
11/18/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011001%	4.984921%	69
10/17/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011061%	4.984976%	70
09/16/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011125%	4.985035%	71
08/17/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011182%	4.985089%	72
07/15/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011240%	4.985143%	73
06/17/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011304%	4.985202%	74
05/17/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	1	56,250,000.00	0	0.00	0	0.00	5.011361%	4.985255%	75
04/18/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011424%	4.985314%	76
03/17/22	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011482%	4.985368%	77
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
23	30315631	08/06/21	17	6	94,702.93	979,892.50	0.00	14,000,000.00	10/14/20	3	02/24/22
Totals					94,702.93	979,892.50	0.00	14,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		50,000,000	50,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		25,379,635	25,379,635	0		0
> 60 Months		733,717,696	719,717,696	14,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	809,097,331	795,097,331	0	0	14,000,000	0
Jan-23	809,397,537	795,397,537	0	0	14,000,000	0
Dec-22	809,696,404	795,696,404	0	0	14,000,000	0
Nov-22	810,026,331	796,026,331	0	0	14,000,000	0
Oct-22	810,300,377	796,300,377	0	0	14,000,000	0
Sep-22	810,602,236	796,602,236	0	0	14,000,000	0
Aug-22	810,873,722	796,873,722	0	0	14,000,000	0
Jul-22	811,144,001	797,144,001	0	0	14,000,000	0
Jun-22	811,442,231	797,442,231	0	0	14,000,000	0
May-22	811,709,984	797,709,984	0	0	14,000,000	0
Apr-22	812,005,780	798,005,780	0	0	14,000,000	0
Mar-22	812,271,028	798,271,028	0	0	14,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15A2	30315272	15,000,000.00	15,000,000.00	96,000,000.00	01/06/23	1,511,258.70	1.60000	03/31/22	11/01/28	312
15A4	30315274	8,500,000.00	8,500,000.00	96,000,000.00	01/06/23	1,511,258.70	1.60000	03/31/22	11/01/28	312
23	30315631	14,000,000.00	14,000,000.00	15,300,000.00	01/21/22	1,065,606.00	1.33000	--	01/06/29	I/O
Totals		37,500,000.00	37,500,000.00	207,300,000.00		4,088,123.40

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15A2	30315272	RT	NE	05/15/20	98

2/13/2023 - The Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested certain reserve funds be made available for the payment of debt ser vice. Special Servicer received approval to document a request and bring the loan current. Borrower executed the bring current agreement has brought the Loan current through May 2021. Borrower retroactively completed audited financials for YE 2020 and rec ently submitted YE 2021 audited financials. Audited financials evidenced possible SPE covenant defaults which Borrower has been noticed of. Negotiations with Borrower remain ongoing.

15A4	30315274	Various	Various	05/15/20	98

2/13/2023 - The Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. A pre-negotiation letter has been executed. Borrower requested certain reserve funds be made available for the payment of debt ser vice. Special Servicer received approval to document a request and bring the loan current. Borrower executed the bring current agreement has brought the Loan current through May 2021. Borrower retroactively completed audited financials for YE 2020 and rec ently submitted YE 2021 audited financials. Audited financials evidenced possible SPE covenant defaults which Borrower has been noticed of. Negotiations with Borrower remain ongoing.

23	30315631	MF	NY	10/14/20	3
2/13/2023 - SS will complete an updated ASR that provides the Borrower''s Plan of Re-organization to bring the loan current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	30315611	0.00	5.30400%	0.00	5.30400%	8	02/22/22	06/30/20	03/14/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15A2	0.00	0.00	3,229.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15A4	0.00	0.00	1,829.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	(27,358.43)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,559.03	0.00	0.00	(27,358.43)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(18,799.40)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "US Risk Retention Special Notices" tab for the CSAIL 2019-C15 Commercial

Mortgage Trust transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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